UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer Report

Pursuant to Section 15G of The

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period: ________ to _________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________ to _________

Date of Report (Date of earliest event reported):

February 13, 2012

Credit Acceptance Corporation1

(Exact name of securitizer as specified in its charter)

000-20202	0000885550
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Doug Busk, Treasurer, (248) 353-2700 (ext. 4432)

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]

Credit Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset class, including asset-backed securities privately issued by the following affiliated depositors: Credit Acceptance Funding LLC 2007-1, Credit Acceptance Funding LLC 2007-2, Credit Acceptance Funding LLC 2008-1, Credit Acceptance Funding LLC 2009-1, Credit Acceptance Funding LLC 2010-1 and Credit Acceptance Funding LLC 2011-1.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT ACCEPTANCE CORPORATION as securitizer

By:	/s/ Douglas W. Busk
Name: Douglas W. Busk Title: Senior Vice President and Treasurer

Date: February 13, 2012